EQUITY (Details 3 - Stock Option FV Assumptions) - Stock Options	12 Months Ended
Dec. 31, 2014
Equity (Details 4)
Expected dividend yield	4.54%
Expected volatility	42.65%
Risk-free interest rate	1.96%
Expected life (years)	5 years 9 months 6 days
Expiration period	10 years
Award vesting period	4 years